Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Public Warrants [Member] | Level 1 [Member]
Liabilities
Warrant liability	$ 3,545,244	$ 11,323,046
Public Warrants [Member] | Level 2 [Member]
Liabilities
Warrant liability
Public Warrants [Member] | Level 3 [Member]
Liabilities
Warrant liability
Private Placement Warrants [Member] | Level 1 [Member]
Liabilities
Warrant liability	972,177	3,668,436
Private Placement Warrants [Member] | Level 2 [Member]
Liabilities
Warrant liability
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities
Warrant liability